Guarantees, Commitments and Pledged Assets - Additional information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Oct. 31, 2018	Oct. 31, 2017
Guarantees commitments and pledged assets [Line Items]
Other executory contracts	$ 800
Executory contract period	20 years
Buildings [member]
Guarantees commitments and pledged assets [Line Items]
Building rent expense		$ 477	$ 444
Derivatives [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount		377	274
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount		$ 2	2
Top of range [member]
Guarantees commitments and pledged assets [Line Items]
Liquidity facilities expiration period		3 years
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount		$ 4	$ 4